Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional or Contractual Amounts and Fair Values of Derivatives
Table 16.1 presents the total notional or contractual amounts and fair values for our derivatives. Derivative transactions can be measured in terms of the notional amount, but this amount is not recorded on our consolidated balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Table 16.1: Notional or Contractual Amounts and Fair Values of Derivatives

	December 31, 2021			December 31, 2020
	Notional or	Fair value		Notional or	Fair value
	contractual	Derivative	Derivative	contractual	Derivative	Derivative
(in millions)	amount	assets	liabilities	amount	assets	liabilities
Derivatives designated as hedging instruments
Interest rate contracts	$153,993	2,212	327	184,090	3,212	789
Foreign exchange contracts	24,949	281	669	47,331	1,381	607
Total derivatives designated as qualifying hedging instruments		2,493	996		4,593	1,396
Derivatives not designated as hedging instruments
Economic hedges:
Interest rate contracts	142,234	40	41	261,159	341	344
Equity contracts	26,263	1,493	1,194	25,997	1,363	490
Foreign exchange contracts	28,192	395	88	47,106	331	1,515
Credit contracts	290	7	—	73	31	—
Subtotal		1,935	1,323		2,066	2,349
Customer accommodation trading and other derivatives:
Interest rate contracts	7,976,534	20,286	17,435	7,947,941	32,510	25,169
Commodity contracts	76,642	5,965	2,417	65,790	2,036	1,543
Equity contracts	321,863	16,278	17,827	280,195	17,522	21,516
Foreign exchange contracts	560,049	5,912	5,915	412,879	6,891	6,034
Credit contracts	38,318	39	43	34,329	64	58
Subtotal		48,480	43,637		59,023	54,320
Total derivatives not designated as hedging instruments		50,415	44,960		61,089	56,669
Total derivatives before netting		52,908	45,956		65,682	58,065
Netting		(31,430)	(36,532)		(39,836)	(41,556)
Total		$21,478	9,424		25,846	16,509

Fair Values of Derivative Assets and Liabilities
Table 16.2 provides information on the fair values of derivative assets and liabilities subject to enforceable master netting arrangements, the balance sheet netting adjustments and the resulting net fair value amount recorded on our consolidated balance sheet, as well as the non-cash collateral associated with such arrangements. We execute substantially all of our derivative transactions under master netting arrangements and reflect all derivative balances and related cash collateral subject to enforceable master netting arrangements on a net basis within our consolidated balance sheet. We determine the balance sheet netting adjustments based on the terms specified within each master netting arrangement, which are determined at the counterparty level. We do not net non-cash collateral that we receive and pledge on our consolidated balance sheet. For disclosure purposes, we present “Total Derivatives, net” which represents the aggregate of our net exposure to each counterparty after considering the balance sheet and disclosure-only netting adjustments. We manage derivative exposure by monitoring the credit risk associated with each counterparty using counterparty-specific credit risk limits, using master netting arrangements and obtaining collateral. In addition to the netting amounts included in the table, we also have balance sheet netting related to resale and repurchase agreements that are disclosed within Note 14 (Pledged Assets and Collateral).
Table 16.2: Fair Values of Derivative Assets and Liabilities

	December 31, 2021		December 31, 2020
(in millions)	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts
Over-the-counter (OTC)	$20,067	16,654	30,958	24,048
OTC cleared	168	192	1,156	1,099
Exchange traded	52	28	11	27
Total interest rate contracts	20,287	16,874	32,125	25,174
Commodity contracts
OTC	5,040	1,249	1,498	1,009
Exchange traded	557	1,047	287	452
Total commodity contracts	5,597	2,296	1,785	1,461
Equity contracts
OTC	6,132	9,730	7,747	11,068
Exchange traded	7,493	6,086	4,759	4,733
Total equity contracts	13,625	15,816	12,506	15,801
Foreign exchange contracts
OTC	6,335	6,221	8,088	7,603
Total foreign exchange contracts	6,335	6,221	8,088	7,603
Credit contracts
OTC	32	31	55	43
Total credit contracts	32	31	55	43
Total derivatives subject to enforceable master netting arrangements, gross	45,876	41,238	54,559	50,082
Less: Gross amounts offset
Counterparty netting (1)	(27,172)	(27,046)	(34,304)	(34,106)
Cash collateral netting	(4,258)	(9,486)	(5,532)	(7,450)
Total derivatives subject to enforceable master netting arrangements, net	14,446	4,706	14,723	8,526
Derivatives not subject to enforceable master netting arrangements	7,032	4,718	11,123	7,983
Total derivatives recognized in consolidated balance sheet, net	21,478	9,424	25,846	16,509
Non-cash collateral not offset	(1,432)	(412)	(2,157)	(3,588)
Total Derivatives, net (2)	$20,046	9,012	23,689	12,921
(1)Represents amounts with counterparties subject to enforceable master netting arrangements that have been offset in our consolidated balance sheet, including portfolio level counterparty valuation adjustments related to customer accommodation and other trading derivatives. Counterparty valuation adjustments related to derivative assets were $284 million and $399 million and debit valuation adjustments related to derivative liabilities were $158 million and $201 million as of December 31, 2021, and December 31, 2020, respectively, and were primarily related to interest rate contracts.
(2)Prior period balances have been conformed to current period presentation.

Gains (Losses) Recognized on Fair Value Hedging Relationships
Table 16.3 and Table 16.4 show the net gains (losses) related to derivatives in fair value and cash flow hedging relationships, respectively.
Table 16.3: Gains (Losses) Recognized on Fair Value Hedging Relationships

	Net interest income			Noninterest income	Total recorded in net income	Total recorded in OCI
(in millions)	Debt securities	Deposits	Long-term debt	Other	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$9,253	(388)	(3,173)	3,734	N/A	212
Interest contracts
Amounts related to interest settlements on derivatives	(253)	289	2,136	—	2,172
Recognized on derivatives	1,129	(336)	(6,351)	—	(5,558)	—
Recognized on hedged items	(1,117)	333	6,288	—	5,504
Total gains (losses) (pre-tax) on interest rate contracts	(241)	286	2,073	—	2,118	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	57	—	10	—	67
Recognized on derivatives	4	—	(516)	(99)	(611)	81
Recognized on hedged items	(3)	—	438	82	517
Total gains (losses) (pre-tax) on foreign exchange contracts	58	—	(68)	(17)	(27)	81
Total gains (losses) (pre-tax) recognized on fair value hedges	$(183)	286	2,005	(17)	2,091	81
Year ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$11,234	(2,804)	(4,471)	3,847	N/A	198
Interest contracts
Amounts related to interest settlements on derivatives	(338)	503	1,704	—	1,869
Recognized on derivatives	(1,261)	161	6,691	—	5,591	—
Recognized on hedged items	1,317	(151)	(6,543)	—	(5,377)
Total gains (losses) (pre-tax) on interest rate contracts	(282)	513	1,852	—	2,083	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	52	—	(139)	—	(87)
Recognized on derivatives	(1)	—	261	1,591	1,851	(31)
Recognized on hedged items	2	—	(201)	(1,575)	(1,774)
Total gains (losses) (pre-tax) on foreign exchange contracts	53	—	(79)	16	(10)	(31)
Total gains (losses) (pre-tax) recognized on fair value hedges	$(229)	513	1,773	16	2,073	(31)
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$14,955	(8,635)	(7,350)	7,457	N/A	275
Interest contracts
Amounts related to interest settlements on derivatives	—	58	169	—	227
Recognized on derivatives	(2,082)	463	5,001	—	3,382	—
Recognized on hedged items	2,096	(442)	(4,910)	—	(3,256)
Total gains (losses) (pre-tax) on interest rate contracts	14	79	260	—	353	—
Foreign exchange contracts
Amounts related to interest settlements on derivatives	35	—	(483)	—	(448)
Recognized on derivatives	(5)	—	308	(358)	(55)	(3)
Recognized on hedged items	6	—	(289)	350	67
Total gains (losses) (pre-tax) on foreign exchange contracts	36	—	(464)	(8)	(436)	(3)
Total gains (losses) (pre-tax) recognized on fair value hedges	$50	79	(204)	(8)	(83)	(3)

Gains (Losses) Recognized on Cash Flow Hedging Relationships
Table 16.4: Gains (Losses) Recognized on Cash Flow Hedging Relationships

	Net interest income		Total recorded in net income	Total recorded in OCI
(in millions)	Loans	Long-term debt	Derivative gains (losses)	Derivative gains (losses)
Year ended December 31, 2021
Total amounts presented in the consolidated statement of income and other comprehensive income	$28,634	(3,173)	N/A	212
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(137)	—	(137)	137
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	7
Total gains (losses) (pre-tax) on interest rate contracts	(137)	—	(137)	144
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(6)	(6)	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(19)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(6)	(6)	(13)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(137)	(6)	(143)	131
Year ended December 31, 2020
Total amounts presented in the consolidated statement of income and other comprehensive income	$34,230	(4,471)	N/A	198
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(215)	4	(211)	211
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(215)	4	(211)	211
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(8)	(8)	8
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	10
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(8)	(8)	18
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(215)	(4)	(219)	229
Year ended December 31, 2019
Total amounts presented in the consolidated statement of income and other comprehensive income	$44,218	(7,350)	N/A	275
Interest rate contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(291)	1	(290)	290
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	—
Total gains (losses) (pre-tax) on interest rate contracts	(291)	1	(290)	290
Foreign exchange contracts:
Realized gains (losses) (pre-tax) reclassified from OCI into net income	—	(9)	(9)	9
Net unrealized gains (losses) (pre-tax) recognized in OCI	N/A	N/A	N/A	(21)
Total gains (losses) (pre-tax) on foreign exchange contracts	—	(9)	(9)	(12)
Total gains (losses) (pre-tax) recognized on cash flow hedges	$(291)	(8)	(299)	278

Hedged Items in Fair Value Hedging Relationships
Table 16.5 shows the carrying amount and associated cumulative basis adjustment related to the application of hedge accounting that is included in the carrying amount of hedged assets and liabilities in fair value hedging relationships.

Table 16.5: Hedged Items in Fair Value Hedging Relationship

	Hedged items currently designated		Hedged items no longer designated
(in millions)	Carrying amount of assets/(liabilities) (1)(2)	Hedge accounting basis adjustment assets/(liabilities) (3)	Carrying amount of assets/(liabilities) (2)	Hedge accounting basis adjustment assets/(liabilities)
December 31, 2021
Available-for-sale debt securities (4)	$24,144	(559)	17,962	965
Deposits	(10,187)	(144)	—	—
Long-term debt	(138,801)	(5,192)	—	—
December 31, 2020
Available-for-sale debt securities (4)	$29,538	827	17,091	1,111
Deposits	(22,384)	(477)	—	—
Long-term debt	(156,907)	(12,466)	(14,468)	31
(1)Does not include the carrying amount of hedged items where only foreign currency risk is the designated hedged risk. The carrying amount excluded for debt securities is $873 million and for long-term debt is $(2.7) billion as of December 31, 2021, and $17.6 billion for debt securities and $(4.7) billion for long-term debt as of December 31, 2020.
(2)Represents the full carrying amount of the hedged asset or liability item as of the balance sheet date, except for circumstances in which only a portion of the asset or liability was designated as the hedged item in which case only the portion designated is presented.
(3)The balance includes $136 million and $188 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2021, respectively, and $205 million and $130 million of debt securities and long-term debt cumulative basis adjustments as of December 31, 2020, respectively, on terminated hedges whereby the hedged items have subsequently been re-designated into existing hedges.
(4)Carrying amount represents the amortized cost.

Gains (Losses) on Derivatives Not Designated as Hedging Instruments
Table 16.6 shows the net gains (losses), recognized by income statement lines, related to derivatives not designated as hedging instruments.
Table 16.6: Gains (Losses) on Derivatives Not Designated as Hedging Instruments

	Noninterest income				Noninterest expense
(in millions)	Mortgage banking	Net gains on trading and securities	Other	Total	Personnel expense
Year ended December 31, 2021
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$(51)	—	(11)	(62)	—
Equity contracts	—	495	(1)	494	(611)
Foreign exchange contracts	—	—	335	335	—
Credit contracts	—	—	(12)	(12)	—
Subtotal	(51)	495	311	755	(611)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	62	1,217	—	1,279	—
Commodity contracts	—	133	—	133	—
Equity contracts	—	(4,549)	(444)	(4,993)	—
Foreign exchange contracts	—	827	—	827	—
Credit contracts	—	(93)	—	(93)	—
Subtotal	62	(2,465)	(444)	(2,847)	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$11	(1,970)	(133)	(2,092)	(611)
Year ended December 31, 2020
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,787	—	(93)	2,694	—
Equity contracts	—	(1,167)	(25)	(1,192)	(778)
Foreign exchange contracts	—	—	(455)	(455)	—
Credit contracts	—	—	14	14	—
Subtotal	2,787	(1,167)	(559)	1,061	(778)
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	1,964	(1,021)	—	943	—
Commodity contracts	—	446	—	446	—
Equity contracts	—	(436)	(334)	(770)	—
Foreign exchange contracts	—	89	—	89	—
Credit contracts	—	(1)	—	(1)	—
Subtotal	1,964	(923)	(334)	707	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$4,751	(2,090)	(893)	1,768	(778)
Year ended December 31, 2019
Net gains (losses) recognized on economic hedges derivatives:
Interest contracts (1)	$2,177	—	1	2,178	—
Equity contracts	—	(2,120)	(2)	(2,122)	—
Foreign exchange contracts	—	—	(77)	(77)	—
Credit contracts	—	—	(5)	(5)	—
Subtotal	2,177	(2,120)	(83)	(26)	—
Net gains (losses) recognized on customer accommodation trading and other derivatives:
Interest contracts	418	(95)	—	323	—
Commodity contracts	—	164	—	164	—
Equity contracts	—	(4,863)	(484)	(5,347)	—
Foreign exchange contracts	—	47	—	47	—
Credit contracts	—	(120)	—	(120)	—
Subtotal	418	(4,867)	(484)	(4,933)	—
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$2,595	(6,987)	(567)	(4,959)	—
(1)Mortgage banking amounts for the years ended 2021, 2020 and 2019 are comprised of gains (losses) of $(1.2) billion, $4.6 billion and $2.3 billion related to derivatives used as economic hedges of MSRs measured at fair value offset by gains (losses) of $1.2 billion, $(1.8) billion and $(141) million related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.

Sold Credit Derivatives
Table 16.7 provides details of sold credit derivatives.
Table 16.7: Sold Credit Derivatives

	Notional amount
(in millions)	Protection sold	Protection sold – non-investment grade
December 31, 2021
Credit default swaps	$8,033	1,982
Risk participation swaps	6,756	6,012
Total credit derivatives	14,789	7,994
December 31, 2020 (1)
Credit default swaps	5,707	1,805
Risk participation swaps	6,378	6,262
Total credit derivatives	$12,085	8,067
(1)Prior period balances have been conformed to current period presentation.

Credit-Risk Contingent Features	Table 16.8 illustrates our exposure to OTC bilateral derivative contracts with credit-risk contingent features, collateral we have posted, and the additional collateral we would be required to post if the credit rating of our debt was downgraded below investment grade.
Table 16.8: Credit-Risk Contingent Features

(in billions)	Dec 31, 2021	Dec 31, 2020
Net derivative liabilities with credit-risk contingent features	$12.2	10.5
Collateral posted	11.0	9.0
Additional collateral to be posted upon a below investment grade credit rating (1)	1.2	1.5
(1)Any credit rating below investment grade requires us to post the maximum amount of collateral.